STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (890,108)	$ (911,857)
Adjustments to reconcile net earnings (loss) to net cash (used in) operating activities:
Issuance of common stock for services	492,151	458,000
Issuance of common stock for compensation	$ 321,188	6,469,857
Issuance of common stock for interest		$ 58
Issue if common shares for legal award	$ 1,335
Issuance of preferred stock	300
Increase (decrease) in operating assets and liabilities:
Depreciation	22,574	$ 6,271
Accounts payable and accrued expenses	$ 251	4,059
Accrued compensation		$ (6,045,973)
Notes payable	$ 77,863
Payroll liabilities	$ (3,737)
Prepaid expenses		$ 4,375
Director's loan	$ (17,064)
Due to related party	(8,357)	$ 15,022
Net cash provided by (used in) operating activities	(3,604)	(188)
Net increase (decrease) in cash and cash equivalents	(3,604)	(188)
Cash and equivalents at beginning of period	$ 3,604	478
Cash and equivalents at end of period		290
SUPPLEMENTARY DISCLOSURE OF NONCASH TRANSACTIONS
Shares issued for services	$ 492,151	458,000
Shares issued to repay note payable		3,058
Shares issued for purchase of gaming equipment		$ 3
Shares issued for legal award	$ 1,335
Shares issued for compensation	$ 321,188	$ 1,526,704
Non-cash lease income		$ (250,000)